DUE TO RELATED PARTIES	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Related Party Transactions [Abstract]
DUE TO RELATED PARTIES

6. DUE TO RELATED PARTY

As of September 30, 2023 and 2022, the balance due to related party was $6,489,050 and $32,720, respectively, and related to both costs paid on behalf of the Company and funding to the Company by an entity controlled by two of our directors. The balance due to related parties during the three months ended September 30, 2023, includes all salary and payroll accrual for the Company’s development and administration teams.

6. DUE TO RELATED PARTIES

As of June 30, 2023 and 2022, the balance of due to related parties was $2,834,323 and $12,497, respectively, and related to both costs paid on behalf of the Company and funding to the Company by an entity controlled by two of our directors, and other related party members

On February 13, 2023, the Company entered into compensation agreements with certain executive officers and directors of the Company and as a result, approximately $2,500,000 in salary compensation is included in the related party as of June 30, 2023.